RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Restricted Cash [Abstract]
Operations	$ 129	$ 128
Credit obligations	119	143
Capital expenditures and development projects	35	22
Total	283	293
Less: non-current	(75)	(104)
Current	$ 208	$ 189